PERSONNEL EXPENSES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)
PERSONNEL EXPENSES
Salaries and related benefits	Rp 9,674		Rp 9,360	Rp 8,661
Vacation pay, incentives, and other benefits	4,159		3,835	4,999
Pension and other post-employment benefits (Note 29)	1,764		1,585	1,680
LSA expense (Note 30)	289		92	153
Others	41		35	31
Total	Rp 15,927	$ 1,034	Rp 14,907	Rp 15,524